February 27, 1997



VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Global Allocation Fund, Inc.
          Post-Effective Amendment No. 11 under the
          Securities Act to the Registration Statement on
          Form N-1A (File Nos. 33-22462 and 811-5576)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Allocation Fund, Inc. (the "Fund") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 25, 1997.

                         Very truly yours,

                         MERRILL LYNCH GLOBAL ALLOCATION FUND,
                         INC.


                         By:         /s/ James W. Harshaw
                              ---------------------------------
                              James W. Harshaw, III
                              Authorized Officer